Condensed Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 14,461,000	$ 16,410,000
Accounts receivable, net of allowance for doubtful accounts of $185 and $260 at September 30, 2019 and December 31, 2018, respectively	1,301,000	1,154,000
Inventories	4,112,000	3,422,000
Prepaid expenses and other current assets	489,000	635,000
Total current assets	20,363,000	21,621,000
Right of use asset	5,192,000
Property and equipment, net	1,873,000	2,078,000
Other assets	579,000
Total assets	28,007,000	23,699,000
Current liabilities:
Accounts payable	919,000	1,148,000
Accrued compensation	1,189,000	1,197,000
Accrued expenses and other current liabilities	681,000	1,449,000
Leasehold liability, current portion	855,000
Borrowings	8,578,000	7,486,000
Preferred stock dividends payable	2,685,000	2,918,000
Total current liabilities	14,907,000	14,198,000
Leasehold liability, long-term portion	4,337,000
Other long-term liabilities	9,000	41,000
Total liabilities	19,253,000	14,239,000
Commitments and contingencies (Note 6)
Stockholders’ equity:
Convertible preferred stock issuable in series, par value of $0.001 Shares authorized: 5,000,000 at June 30, 2019 and December 31, 2018 Shares issued and outstanding: 44,923 and 45,671 at June 30, 2019 and December 31, 2018, respectively; aggregate liquidation preference of $46,535 and $44,718 at June 30, 2019 and December 31, 2018, respectively
Common stock, par value of $0.001; Shares authorized: 100,000,000 at September 30, 2019 and December 31, 2018; Shares issued and outstanding: 10,342,179 and 3,492,200 at September 30, 2019 and December 31, 2018, respectively	10,000	3,000
Additional paid-in capital	351,958,000	338,342,000
Accumulated deficit	(343,214,000)	(328,885,000)
Total stockholders’ equity	8,754,000	9,460,000
Total liabilities and stockholders’ equity	$ 28,007,000	$ 23,699,000